Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Intangible Assets And Goodwill [Line Items]
Intangible assets accumulated impairment	$ 14.9	$ 14.9
Intangible asset amortization expense	27.7	21.4	20.0
Future amortization expense of intangible asset in 2014	25.4
Future amortization expense of intangible asset in 2015	24.5
Future amortization expense of intangible asset in 2016	23.5
Future amortization expense of intangible asset in 2017	22.8
Future amortization expense of intangible asset in 2018	$ 21.2